THE ADVISORS' INNER CIRCLE FUND III

                                   PROSPECTUS

                                JANUARY 28, 2018

                           MFG LOW CARBON GLOBAL FUND
                      (INSTITUTIONAL CLASS SHARES: MGEGX)
                         (SERVICE CLASS SHARES: MGKGX)
                            (CLASS Y SHARES: MGYGX)

                            MFG INFRASTRUCTURE FUND
                      (INSTITUTIONAL CLASS SHARES: MGESX)
                         (SERVICE CLASS SHARES: MGKSX)
                            (CLASS Y SHARES: MGYSX)

                              INVESTMENT ADVISER:
                       MAGELLAN ASSET MANAGEMENT LIMITED
                               doing business as
                              MFG ASSET MANAGEMENT

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE
MFG LOW CARBON GLOBAL FUND ...............................................     1
      INVESTMENT OBJECTIVE ...............................................     1
      FUND FEES AND EXPENSES .............................................     1
      PRINCIPAL INVESTMENT STRATEGIES ....................................     2
      PRINCIPAL RISKS ....................................................     3
      PERFORMANCE INFORMATION ............................................     5
      INVESTMENT ADVISER .................................................     5
      PORTFOLIO MANAGER ..................................................     6
MFG INFRASTRUCTURE FUND ..................................................     7
      INVESTMENT OBJECTIVE ...............................................     7
      FUND FEES AND EXPENSES .............................................     7
      PRINCIPAL INVESTMENT STRATEGIES ....................................     8
      PRINCIPAL RISKS ....................................................     9
      PERFORMANCE INFORMATION ............................................    11
      INVESTMENT ADVISER .................................................    11
      PORTFOLIO MANAGER ..................................................    11
SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES,
          TAXES AND FINANCIAL INTERMEDIARY COMPENSATION ..................    12
MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES AND
          STRATEGIES .....................................................    13
MORE INFORMATION ABOUT RISK ..............................................    13
INFORMATION ABOUT PORTFOLIO HOLDINGS .....................................    16
INVESTMENT ADVISER .......................................................    16
PORTFOLIO MANAGERS .......................................................    17
RELATED PERFORMANCE DATA OF THE ADVISER ..................................    17
PURCHASING, SELLING AND EXCHANGING FUND SHARES ...........................    19
PAYMENTS TO FINANCIAL INTERMEDIARIES .....................................    27
OTHER POLICIES ...........................................................    28
DIVIDENDS AND DISTRIBUTIONS ..............................................    31
TAXES ....................................................................    32
ADDITIONAL INFORMATION ...................................................    33
FINANCIAL HIGHLIGHTS .....................................................    34
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS                        Back Cover

As of the date of this prospectus, the MFG Low Carbon Global Fund, and Institutional Class Shares and Class Y Shares of the MFG Infrastructure Fund, are not available for purchase.

MFG LOW CARBON GLOBAL FUND

INVESTMENT OBJECTIVE

The MFG Low Carbon Global Fund (the "Low Carbon Global Fund" or the "Fund") seeks attractive risk-adjusted returns over the medium to long term within a low carbon framework, while reducing the risk of permanent capital loss.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption Fee (as a percentage of amount redeemed,                        2.00%
if shares redeemed have been held for 30 days or less)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                    Institutional Class            Service Class           Class Y
                                          Shares                      Shares               Shares
-----------------------------------------------------------------------------------------------------
Management Fees                           0.80%                        0.80%                0.80%
Distribution and/or                        None                         None                0.25%
Service (12b-1) Fees
Other Expenses                            3.26%                        3.41%                3.41%
                                          -----                        -----                -----
     Shareholder                 None                        0.15%                0.15%
     Servicing Fees
     Other Operating            3.26%                        3.26%                3.26%
     Expenses(1)
Total Annual Fund                         4.06%                        4.21%                4.46%
Operating Expenses
Less Fee Reductions                      (3.26)%                      (3.26)%              (3.26)%
and/or Expense                           -------                      -------              -------
Reimbursements(2)
Total Annual Fund                         0.80%                        0.95%                1.20%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
-----------------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.

(2) Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management" or the "Adviser"), the Fund's investment adviser, has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non- routine expenses (collectively, "excluded expenses")) from exceeding 0.80% of the average daily net assets of each of the Fund's share classes until January 31, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR      3 YEARS
            Institutional Class Shares              $82         $936
            Service Class Shares                    $97         $980
            Class Y Shares                         $122        $1,053

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund was not in operation as of the fiscal year ended September 30, 2017, it does not have portfolio turnover information to report.

PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in equity securities of issuers listed on U.S. and international stock markets. Such equity securities are typically common stocks, but may include equity swaps and other instruments with economic characteristics similar to common stocks. Under normal circumstances, the Fund invests in at least three countries, including the United States, and invests at least 40% (or, if conditions are not favorable, at least 30%) of its assets in non-U.S. companies. The Fund considers a "non-U.S. company" to be a company:
(a) that is organized under the laws of a non-U.S. country; (b) whose principal trading market is in a non-U.S. country or (c) that has a majority of its assets, or that derives a significant portion of its revenue or profits from businesses, investments or sales, outside of the United States. The Fund may invest in forward foreign currency contracts for currency hedging purposes and swaps to gain or hedge exposure to equity securities or stock markets. The Fund also may, but does not currently intend to, purchase or sell futures contracts and engage in short sales on exchange traded funds to reduce risks associated with the Fund's investments. The Fund may hold up to 20% of its net assets in cash.

The Fund seeks to achieve its investment objective through an integrated investment approach that incorporates four key elements:

     1.   Industry and company research.

          The Adviser employs a bottom-up analytical approach that involves an assessment of a company's competitive advantages resulting in a quality rating determined by the Adviser's investment committee and a valuation of the company based on the Adviser's financial forecasts for a company. The Adviser determines a company's quality rating based on its analysis of a number of assessed criteria, including for example, the company's sustainable competitive advantage, return on invested capital, operating and financial leverage, predictability of cash-flows and earnings, management and board track record on deployment of capital, growth potential, as well as environmental, social and governance issues.

     2.   Macroeconomic research.

          The Adviser undertakes macroeconomic research and incorporates its assessment of macroeconomic related risk in overall portfolio decisions.

     3.   Portfolio construction.

          The Adviser designs the Fund's portfolio to have lower historical volatility than that exhibited by world equity markets, as measured against the MSCI World Index, and incorporates portfolio risk controls that limit total exposure to individual investments or investments in aggregate that, in the Adviser's opinion, would lead to a concentration of risk.

     4.   Low carbon framework.

          The Adviser incorporates a proprietary low carbon emissions overlay into portfolio construction by (a) screening out companies based on their carbon emissions intensity, which is based on their carbon emissions per unit of revenue, with the screening threshold based on globally agreed upon climate goals, (b) limiting the portfolio's weighted average carbon emissions intensity through a carbon emissions intensity cap and (c) excluding companies with fossil fuel exposures or interests, for example, companies engaged in the extraction, storage and transportation of fossil fuels. The Adviser may adjust its framework over time as carbon reduction goals evolve or as it otherwise deems appropriate.

The portfolio is designed to consist of securities of 20-50 companies that the Adviser believes are of high quality and incorporates a proprietary low carbon emissions overlay into its construction. The Adviser believes high quality companies are those that tend to be market leaders in their industry, earn returns on capital above the cost of capital, and have long term and sustainable competitive advantages. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

COUNTERPARTY RISK -- There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund's custodian, derivatives and currency transactions. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

DERIVATIVES RISK -- The Fund's use of futures contracts, forwards contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategies will be effective or that there will be a hedge in place at any given time. The Fund's use of forward contracts and swaps is also subject to counterparty risk and valuation risk. Counterparty risk is described above. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

FOREIGN SECURITIES RISK -- Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

LARGE-CAPITALIZATION COMPANY RISK -- The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

LIQUIDITY RISK -- The Fund's investments in derivatives and, under unusual market conditions, listed equity securities are subject to the risk that they may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.


LOW CARBON STRATEGY RISK -- In pursuing its low carbon emissions strategy, there is a risk that the Fund may invest in companies that underperform the equity markets or other companies in a portfolio that does not employ such a strategy.

MARKET RISK -- The market value of the securities in which the Fund invests may rise or fall in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

NON-DIVERSIFICATION RISK -- The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

SHORT SALES RISK -- A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund's share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

LARGE PURCHASE AND REDEMPTION RISK - Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling (844) 758-3753.

INVESTMENT ADVISER

MFG Asset Management

PORTFOLIO MANAGER

Domenico Giuliano, Deputy Chief Investment Officer and Portfolio Manager, is expected to manage the Fund upon its inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 12 OF THE PROSPECTUS.

MFG INFRASTRUCTURE FUND

INVESTMENT OBJECTIVE

The MFG Infrastructure Fund (the "Infrastructure Fund" or the "Fund") seeks attractive risk-adjusted returns over the medium to long term, while reducing the risk of permanent capital loss.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption Fee (as a percentage of amount redeemed,                        2.00%
if shares redeemed have been held for 30 days or less)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                    Institutional Class            Service Class           Class Y
                                          Shares                      Shares               Shares
-----------------------------------------------------------------------------------------------------
Management Fees                           0.80%                       0.80%                0.80%
Distribution and/or                        None                        None                0.25%
Service (12b-1) Fees
Other Expenses                            0.80%                       0.95%                0.95%
                                          -----                       -----                -----
     Shareholder                 None                       0.15%                 0.15%
     Servicing Fees
     Other Operating            0.80%                       0.80%                 0.80%
     Expenses(1)
Total Annual Fund                         1.60%                       1.75%                2.00%
Operating Expenses
Less Fee Reductions                      (0.80)%                     (0.80)%              (0.80)%
and/or Expense                           -------                     -------              -------
Reimbursements(2)
Total Annual Fund                         0.80%                       0.95%                1.20%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
-----------------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.

(2) Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management" or the "Adviser"), the Fund's investment adviser, has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non- routine expenses (collectively, "excluded expenses")) from exceeding 0.80% of the average daily net assets of each of the Fund's share classes until January 31, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 YEAR      3 YEARS
                 Institutional Class Shares          $82         $427
                 Service Class Shares                $97         $473
                 Class Y Shares                     $122         $550

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from May 22, 2017 (commencement of Fund operations) to September 30, 2017, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the infrastructure industry. This policy may be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, companies in the infrastructure industry are companies that derive a majority of their earnings from infrastructure assets. Examples of infrastructure assets include
(a) regulated energy utilities; (b) regulated water utilities; (c) toll roads;
(d) energy infrastructure; (e) airports; (f) ports; (g) communications infrastructure; (h) rail and (i) social infrastructure (assets that provide social benefits, for example, hospitals and schools). The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in the securities of companies in the infrastructure industry. The Fund invests in equity securities of U.S. and non-U.S. issuers. Such equity securities are typically common stocks, but may include equity swaps and other instruments with economic characteristics similar to common stocks. The Fund may invest in swaps to gain or hedge exposure to equity securities or stock markets. The Fund may hold up to 20% of its net assets in cash.

The Fund follows an integrated investment approach that incorporates three key elements:

     1.   Determining the investment universe.

          Only companies that meet the Adviser's proprietary infrastructure classification criteria are included in the Fund's investable universe. The Adviser evaluates potential infrastructure investments on criteria, such as commodity price risk, gearing levels (the level of debt relative to assets and/or equity), sovereign risk, regulatory risk, liquidity and reporting transparency (the transparency of financial and other disclosures publicly available), which, if failed, will result in exclusion from the investment universe.

     2.   Assessing each potential investment's quality and intrinsic value.

          The Adviser analyzes each security in the investment universe. This analysis includes evaluations of a company's external environment, including industry structure, regulation and the relevant political and legal system; company specific issues, including key assets, organizational structure, strategy and corporate governance; and its historical and forecast financial performance. The analysis is used to derive forecasts and determine the intrinsic valuation of each security.

     3. Allocating capital to the securities within the investment universe in an appropriate manner.

          Portfolio construction is driven by the results of valuation, the assessment of the potential investment quality of a company and formal portfolio risk controls. The portfolio construction process focuses on delivering long-term absolute investment returns.

The process is designed to result in a portfolio of 20-40 securities that meet the Adviser's infrastructure classification criteria, while giving consideration to each security's quality and its price relative to its intrinsic value as assessed by the Adviser. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

COUNTERPARTY RISK -- There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund's custodian. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

DERIVATIVES RISK -- The Fund's use of swaps is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk and valuation risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategies will be effective or that there will be a hedge in place at any given time. Counterparty risk is described above. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

FOREIGN SECURITIES RISK -- Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

INFRASTRUCTURE INVESTMENT RISK -- Because the Fund concentrates its investments in companies in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such investments. Companies in the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, cybersecurity breaches and other factors. Additionally, companies in the infrastructure industry may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

LIQUIDITY RISK -- The Fund's investments in derivatives and, under unusual market conditions, listed equity securities are subject to the risk that they may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

MARKET RISK -- The market value of the securities in which the Fund invests may rise or fall in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

NON-DIVERSIFICATION RISK -- The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

LARGE PURCHASE AND REDEMPTION RISK - Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

PERFORMANCE INFORMATION

The Fund commenced operations on May 22, 2017 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling (844) 758-3753.

INVESTMENT ADVISER

MFG Asset Management

PORTFOLIO MANAGER

Gerald Stack, Head of Investments, Head of Infrastructure, Transport & Industrials and Portfolio Manager, has managed the Fund since its inception in 2017.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 12 OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

You may generally purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business.

To purchase Institutional Class Shares of a Fund for the first time, you must invest at least $1,000,000. To purchase Service Class Shares of a Fund for the first time, you must invest at least $10,000. To purchase Class Y Shares of a Fund for the first time, you must invest at least $1,000. Subsequent investments must be at least $1,000 for Institutional Class Shares, $1,000 for Service Class Shares ($100 through Individual Retirement Accounts ("IRAs")) and $50 for Class Y Shares. As of the date of this prospectus, the MFG Low Carbon Global Fund, and Institutional Class Shares and Class Y Shares of the MFG Infrastructure Fund, are not available for purchase.

The Funds may accept investments of smaller amounts in their sole discretion.

If you own your shares directly, you may redeem your shares by contacting the Funds directly by mail at MFG Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: MFG Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or telephone at (844) 758-3753.

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Funds.

TAX INFORMATION

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"), in which case your distributions will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES AND STRATEGIES

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, each Fund may take steps to reduce its exposure to market risk. In such circumstances, the Low Carbon Global Fund may seek to reduce market risk through investments that increase in value when a specified stock index declines, such as sales of stock index futures contracts and short sales of exchange traded funds (referred to as "market risk reduction strategies"). The Adviser also manages portfolios that do not permit the use of such strategies and must reduce market risk in those portfolios by selling other securities. Should these other portfolios need to reduce market risk by selling securities that are also held by the Low Carbon Global Fund, the Adviser will execute sales of such securities from the other portfolios before executing any sales of the securities from the Low Carbon Global Fund. In such circumstances the Adviser intends to use market risk reduction strategies to reduce market risk in the Low Carbon Global Fund. Although the Adviser expects these market risk reduction strategies to provide an efficient means of reducing market risk, this may result in other portfolios selling securities at more favorable prices than the Low Carbon Global Fund.

In addition, for temporary defensive or liquidity purposes, each Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective, provided that the ability to implement any temporary defensive strategy is qualified by the Low Carbon Global Fund's ability to sell securities it holds that are also held by other portfolios as described in the preceding paragraph. If a Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. The Funds will only do so if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

MORE INFORMATION ABOUT RISK

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goals. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The Funds are non-diversified, meaning that each Fund may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. More information about certain risks of investing in the Funds is provided below.

DERIVATIVES RISK (BOTH FUNDS) -- Derivatives are often more volatile than other investments and may magnify a Fund's gains or losses. There are various factors that affect a Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent a Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses. Because derivative instruments may be purchased by a Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to a Fund. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Low Carbon Global Fund may invest in futures contracts and forward contracts, and each Fund may invest in swaps. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. Futures contracts are traded on an exchange. A forward contract involves a negotiated obligation to purchase or sell a specific security or asset at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or asset for a Fund's account. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor.

EQUITY RISK (BOTH FUNDS) -- Equity securities principally consist of common stocks, which represent an equity or ownership interest in an issuer. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN CURRENCY RISK (BOTH FUNDS) -- As a result of the Funds' investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

FOREIGN SECURITIES RISK (BOTH FUNDS) -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MARKET RISK (BOTH FUNDS) -- The value of the securities in which the Funds invest may rise or fall in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

SHORT SALES RISK (LOW CARBON GLOBAL FUND) -- Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the price of the underlying security falls between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the price of the underlying security rises during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The "negative cost of carry" will increase in periods when the Fund engages in more short sales, such as when the Adviser believes the market is likely to decline. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

INVESTMENT ADVISER

MFG Asset Management, founded in 2006, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. As of November 30, 2017, the Adviser had approximately $44.5 billion in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

--------------------------------------------------------------------------------
FUND                                                           ADVISORY FEE
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund                                        0.80%
--------------------------------------------------------------------------------
MFG Infrastructure Fund                                           0.80%
--------------------------------------------------------------------------------

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep each Fund's total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) for each of the Fund's share classes from exceeding certain levels as set forth below until January 31, 2019 (each, a "contractual expense limit"). This expense limitation agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

--------------------------------------------------------------------------------
FUND                                               CONTRACTUAL EXPENSE LIMIT
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund                                   0.80%
--------------------------------------------------------------------------------
MFG Infrastructure Fund                                      0.80%
--------------------------------------------------------------------------------

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the fiscal period from May 22, 2017 (commencement of Fund operations) to September 30, 2017, the Adviser did not receive any advisory fees, after fee reductions, from the Infrastructure Fund.

A discussion regarding the basis for the Board's approval of the Infrastructure Fund's investment advisory agreement is available in the Fund's Annual Report to Shareholders, dated September 30, 2017, which covers the period from the Fund's inception to September 30, 2017. A discussion regarding the basis for the Board's approval of the Low Carbon Global Fund's investment advisory agreement will be available in the Fund's first Semi-Annual or Annual Report to Shareholders.

PORTFOLIO MANAGERS

Domenico Giuliano, Deputy Chief Investment Officer and Portfolio Manager, joined the Adviser in March 2007 and serves as portfolio manager of the Low Carbon Global Fund. Mr. Giuliano was appointed portfolio manager for the Adviser's Global Equity strategy in 2011, Deputy Chief Investment Officer in 2014 and portfolio manager of the Adviser's Global Low Carbon strategy in 2016. He holds a Master of Business Administration from the Australian Graduate School of Management and a Bachelor of Economics from Macquarie University, and is a Fellow of the Institute of Actuaries of Australia.

Gerald Stack, Head of Investments, Head of Infrastructure, Transport & Industrials and Lead Portfolio Manager, joined the Adviser in January 2007 as lead portfolio manager of the Adviser's Select Infrastructure strategy and serves as portfolio manager of the Infrastructure Fund. Mr. Stack holds a Bachelor of Economics and a Master of Business Administration, both from Sydney University, and is a Chartered Accountant.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

RELATED PERFORMANCE DATA OF THE ADVISER

The following tables give the related performance of all separate accounts (each, an "Account"), referred to as a "Composite," managed by the Adviser that have investment objectives, policies and strategies substantially similar to those of the Infrastructure Fund. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE INFRASTRUCTURE FUND. Performance is historical and does not represent the future performance of the Infrastructure Fund or of the Adviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Infrastructure Fund. If the performance was calculated in accordance with SEC standardized performance methodology, the performance results may have been different. The Adviser's policies on calculating performance and preparing performance presentations are available upon request.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Investment transactions are accounted for on a trade date basis. "Net of fees" returns reflect the deduction of investment management fees, as well as the deduction of any brokerage commissions, execution costs, withholding taxes, sales loads and account fees paid by the Accounts included in the Composite, without taking into account federal or state income taxes, while "gross of fees" returns do not reflect the deduction of investment management fees. All fees and expenses, except custodial fees, if any, were included in the calculations.

Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular Account.

The Infrastructure Fund's fees and expenses are generally expected to be higher than those of the Composite. If the Infrastructure Fund's fees and expenses had been imposed on the Composite, the performance shown below would have been lower. The Accounts that are included in the Composite are also not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Infrastructure Fund by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the Accounts in the Composite were subject to the same federal securities and tax laws as the Infrastructure Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Infrastructure Fund. THE PERFORMANCE DATA SHOWN BELOW SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR THE INFRASTRUCTURE FUND'S OWN PERFORMANCE INFORMATION. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE FOLLOWING DATA DOES NOT REPRESENT THE PERFORMANCE OF THE INFRASTRUCTURE
FUND

PERFORMANCE INFORMATION FOR THE ADVISER'S SUBSTANTIALLY SIMILAR STRATEGY COMPOSITE(1)

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL PRE-TAX RETURNS
--------------------------------------------------------------------------------
              TOTAL PRE-TAX RETURN    TOTAL PRE-TAX RETURN         BENCHMARK
   YEAR          (NET OF FEES)          (GROSS OF FEES)            RETURN(2)
--------------------------------------------------------------------------------
   2017             24.00%                  25.00%                   19.07%
--------------------------------------------------------------------------------
   2016              3.57%                   4.40%                   11.45%
--------------------------------------------------------------------------------
   2015              3.07%                   3.90%                  -12.18%
--------------------------------------------------------------------------------
   2014             13.20%                  14.11%                   14.11%
--------------------------------------------------------------------------------
   2013(3)           4.01%                   4.56%                    0.93%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL TOTAL PRE-TAX RETURNS (AS OF 12/31/17)
--------------------------------------------------------------------------------
                                ADVISER'S
                            COMPOSITE RETURNS
--------------------------------------------------------------------------------
   TIME PERIOD         NET OF FEES        GROSS OF FEES            BENCHMARK(2)
--------------------------------------------------------------------------------
     1 Year              24.00%              25.00%                  19.07%
--------------------------------------------------------------------------------
     3 Years              9.80%              10.68%                   5.24%
--------------------------------------------------------------------------------
Since Inception(4)        9.98%              10.86%                   6.51%
--------------------------------------------------------------------------------

(1) The Composite performance information is calculated in and expressed in United States dollars.

(2) From May 2, 2013 (inception of the Composite) through December 31, 2014, the Composite's Benchmark was the UBS Developed Infrastructure & Utilities Index Net Total Return. Effective January 1, 2015, the Composite's Benchmark was changed to the S&P Global Infrastructure Net Total Return Index because the UBS Developed Infrastructure & Utilities Index Net Total Return was discontinued by its sponsor.

     The UBS Developed Infrastructure & Utilities Index Net Total Return is a market capitalization weighted index that is designed to measure the equity performance of listed infrastructure and utility stocks. Index results assume the reinvestment of all distributions of capital gain and net investment income using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

     The S&P Global Infrastructure Net Total Return Index is a market capitalization weighted index that is designed to track 75 companies from around the world diversified across three infrastructure sectors: energy, transportation and utilities. Index results assume the reinvestment of all distributions of capital gain and net investment income using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

(3) Performance is not annualized and is reported for the period from May 2, 2013 through December 31, 2013.

(4)  Inception date of the Composite is May 2, 2013.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see "Taxes."

HOW TO CHOOSE A SHARE CLASS

Each Fund offers three classes of shares, Institutional Class Shares, Service Class Shares and Class Y Shares. Each share class has its own investment minimums and cost structure, as summarized below. Contact your financial intermediary or the Funds for more information about each Fund's share classes and how to choose between them. As of the date of this prospectus, the MFG Low Carbon Global Fund, and Institutional Class Shares and Class Y Shares of the MFG Infrastructure Fund, are not available for purchase.

--------------------------------------------------------------------------------

CLASS NAME                    INVESTMENT MINIMUMS      FEES
--------------------------------------------------------------------------------
Institutional Class Shares    Initial - $1,000,000     No Rule 12b-1 Fee or
                              Subsequent - $1,000      Shareholder Servicing Fee
--------------------------------------------------------------------------------
Service Class Shares          Initial - $10,000        No Rule 12b-1 Fee, 0.15%
                              Subsequent - $1,000      Shareholder Servicing Fee
                              ($100 through IRAs)
--------------------------------------------------------------------------------
Class Y Shares                Initial - $1,000         0.25% Rule 12b-1 Fee,
                              Subsequent - $50         0.15% Shareholder
                                                       Servicing Fee
--------------------------------------------------------------------------------
Institutional Class Shares, Service Class Shares and Class Y Shares are offered to investors who purchase shares directly from the Funds or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Funds reserve the right to accept investments of smaller amounts in their sole discretion.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call (844) 758-3753.

All investments must be made by check, Automated Clearing House ("ACH"), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

REGULAR MAIL ADDRESS

MFG Funds
P.O. Box 588
Portland, ME 04112

EXPRESS MAIL ADDRESS

MFG Funds
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the purchase order is the next price calculated by a Fund after the Funds' transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

BY WIRE

To open an account by wire, call (844) 758-3753 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

WIRING INSTRUCTIONS

MUFG Union Bank
Los Angeles, CA
ABA # 122000496
For Credit To:
Atlantic Shareholder Services FBO The Advisors' Inner Circle Fund III Acct # 4580002264
Ref: Fund name/share class/account number/account name

BY SYSTEMATIC INVESTMENT PLAN (VIA ACH)

You may not open an account via ACH. However, once you have established a direct account with the Funds, you can set up an automatic investment plan via ACH by mailing a completed application to the Funds. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $1,000 for Institutional Class Shares, $1,000 for Service Class Shares ($100 through IRAs), and $50 for Class Y Shares. To cancel or change a plan, contact the Funds by mail at: MFG Funds, P.O. Box 588, Portland, ME 04112 (Express Mail
Address: MFG Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

PURCHASES IN-KIND

Subject to the approval of the Funds, an investor may purchase shares of each Fund with liquid securities and other assets that are eligible for purchase by that Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for a Fund. Assets purchased by a Fund in such transactions will be valued in accordance with procedures adopted by the Funds. The Funds reserve the right to amend or terminate this practice at any time.

MINIMUM PURCHASES

To purchase Institutional Class Shares of a Fund for the first time, you must invest at least $1,000,000. To purchase Service Class Shares of a Fund for the first time, you must invest at least $10,000. To purchase Class Y Shares of a Fund for the first time, you must invest at least $1,000. Subsequent investments must be at least $1,000 for Institutional Class Shares, $1,000 for Service Class Shares ($100 through IRAs), and $50 for Class Y Shares. Each Fund may accept investments of smaller amounts in its sole discretion.

FUND CODES

The Funds' reference information, which is listed below, will be helpful to you when you contact a Fund to purchase or exchange shares, check daily NAV, or obtain additional information.

--------------------------------------------------------------------------------
FUND NAME                     SHARE            TICKER     CUSIP          FUND
                              CLASS            SYMBOL                    CODE
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund    Institutional    MGEGX      00771X 187     267-405
                              Class Shares
                              --------------------------------------------------
                              Service Class                              267-404
                              Shares           MGKGX      00771X 179
                              --------------------------------------------------
                              Class Y Shares   MGYGX      00771X 161     267-406
--------------------------------------------------------------------------------
MFG Infrastructure Fund       Institutional    MGESX      00771X 153     267-402
                              Class Shares
                              --------------------------------------------------
                              Service Class    MGKSX      00771X 146     267-401
                              Shares
                              --------------------------------------------------
                              Class Y Shares   MGYSX      00771X 138     267-403
--------------------------------------------------------------------------------

GENERAL INFORMATION

You may generally purchase shares on any day that the NYSE is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

A Fund's price per share will be the next determined NAV per share after the Fund or an authorized institution (as defined below) receives your purchase order in proper form. "Proper form" means that the Fund was provided with a complete and signed account application, including the investor's social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund or an authorized institution must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a Fund's assets may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of a Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from a Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by a Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at a Fund's next computed NAV after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with a Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUNDS CALCULATE NAV

The NAV of each Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of, the Board, these methods are implemented through the Trust's Fair Value Pricing Committee, members of which are appointed by the Board. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which the Fund prices its shares, the value the Fund assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which a Fund would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at (844) 758-3753.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing.

To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

     o    written requests to redeem $100,000 or more;

     o    changes to a shareholder's record name or account registration;

     o paying redemption proceeds from an account for which the address has changed within the last 30 days;

     o sending redemption and distribution proceeds to any person, address or financial institution account not on record;

     o sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

     o adding or changing ACH or wire instructions, the telephone redemption option or any other election in connection with your account.


The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at (844) 758-3753 for more information.

The sale price of each share will be the next determined NAV after a Fund (or an authorized institution) receives your request in proper form.

BY MAIL

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The share class;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

REGULAR MAIL ADDRESS

MFG Funds
P.O. Box 588
Portland, ME 04112

EXPRESS MAIL ADDRESS

MFG Funds
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the sell order is the next price calculated by a Fund after the Funds' transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call (844) 758-3753 to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you, or send them to your bank via wire or ACH.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If you have a direct account with the Funds, you may transfer as little as $1,000 per month for Institutional Class Shares, $1,000 per month for Service Class Shares ($100 per month through IRAs), and $50 per month for Class Y Shares from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). The minimum balance requirements may be modified by a Fund in its sole discretion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

RECEIVING YOUR MONEY

Normally, a Fund will send your sale proceeds within one Business Day after it receives your redemption request. A Fund, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with a Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

A Fund typically expects to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, a Fund may also meet redemption requests by using short-term borrowings from its custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

REDEMPTIONS IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $10,000 for Institutional Shares, $1,000 for Service Class Shares or $100 for Class Y Shares, you may be required to sell your shares. The Funds generally will provide you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. Each Fund reserves the right to waive the minimum account value requirement in its sole discretion. If your shares are redeemed for this reason within 30 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

HOW TO EXCHANGE YOUR FUND SHARES

At no charge, you may exchange Institutional Class Shares, Service Class Shares and Class Y Shares of one Fund for Institutional Class Shares, Service Class Shares and Class Y Shares, respectively, of another Fund by writing to or calling the Funds. Exchanges are subject to the minimum investment requirements and the fees and expenses of the Fund you exchange into. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see "Payments to Financial Intermediaries" in the SAI.

DISTRIBUTION PLAN

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Class Y Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Class Y Shares of a Fund is 0.25% .

SHAREHOLDER SERVICING PLAN

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds' Service Class Shares and Class Y Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services.

PAYMENTS BY THE ADVISER

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, because the Infrastructure Fund may invest in mid- and small-cap securities, which often trade in lower volumes and may be less liquid, the Infrastructure Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Infrastructure Fund's shares may have a greater impact on the market prices of these types of securities.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     o Shareholders are restricted from making more than two "round trips," including exchanges, into and out of a Fund over any rolling three-month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a "round trip" as a purchase or exchange into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o A redemption fee of 2.00% of the value of shares sold will be imposed on Fund shares redeemed 30 days or less after their date of purchase (subject to certain exceptions as discussed below in "Redemption Fees").

     o Each Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into "information sharing agreements" with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Funds' shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Funds charge a 2.00% redemption fee on redemptions (including exchanges) of shares that have been held for 30 days or less. The redemption fee is deducted from a Fund's sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly from a Fund or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and systems limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, a Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary's customers.

Each Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories currently include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder;
(iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic withdrawals; (v) changes to a model portfolio used by a shareholder where the Fund was an investment option in such model portfolio; and (vi) retirement loans and withdrawals.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, a Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will



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

be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

UNCLAIMED PROPERTY

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder's account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder's location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices will be delivered both to the shareholder and the designated representative. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder's financial intermediary (if shares are not held directly with the Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling (844) 758-3753.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify a Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT U.S. FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The recently enacted Tax Cuts and Jobs Act (the "Tax Act") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes specifically with respect to the regulated investment company rules, but the Tax Act makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether you receive them in cash or you reinvest them in additional shares of the Funds. Income distributions, other than distributions of qualified dividend income, and distributions of short term capital gains are generally taxable at ordinary income tax rates. Distributions reported by the Funds as long term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). The Funds' investment strategies may limit their ability to distribute dividends eligible to be treated as qualified dividend income. Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds (or their administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Funds will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder's tax situation is different, you should consult your tax adviser about the tax implications of an investment in the Funds.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including, among others, the Funds' investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Service Class Shares of the Infrastructure Fund. This information is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Ernst & Young LLP, independent registered public accounting firm for the Fund. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the 2017 Annual Report of the Infrastructure Fund, which is available upon request by calling the Fund at
(844) 758-3753.

Because the Institutional Class Shares and Class Y Shares of the Infrastructure Fund and the Institutional Class Shares, Service Class Shares and Class Y Shares of the Low Carbon Global Fund were not in operation as of the fiscal year ended September 30, 2017, financial highlights are not available.

                                                Selected Per Share Data & Ratios
                                                         For a Share Outstanding

                                                               PERIOD ENDED
                                                           SEPTEMBER 30, 2017(1)
                                                           ---------------------

Net Asset Value, Beginning of Period                                 $ 10.00
                                                                     -------
Income from Investment Operations:

   Net Investment Income*                                               0.08
   Net Realized and Unrealized Gain                                     0.20
                                                                     -------
Total from Investment Operations                                        0.28
                                                                     -------
Dividends and Distributions:

   Net Investment Income                                               (0.07)
                                                                     -------
Total Dividends and Distributions                                      (0.07)
                                                                     -------
Net Asset Value, End of Period                                       $ 10.21
                                                                     =======
TOTAL RETURN+                                                           2.77%
                                                                     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                                $ 1,028

Ratio of Expenses to Average Net Assets                                 0.80%++
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Reimbursements)                                                   35.80%++

Ratio of Net Investment Income to Average Net Assets                    2.16%++
Portfolio Turnover Rate                                                   17%(+)

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++   ANNUALIZED

(+)  PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.

(1)  THE FUND COMMENCED OPERATIONS ON MAY 22, 2017.




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

                      THE ADVISORS' INNER CIRCLE FUND III

                                   MFG FUNDS

INVESTMENT ADVISER

Magellan Asset Management Limited doing business as MFG Asset Management MLC Centre Level 36
19 Martin Place
Sydney NSW 2000, Australia

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated January 28, 2018, as it may be amended from time to time, includes detailed information about the Funds and The Advisors' Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Funds' holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: (844) 758-3753

BY MAIL:      MFG Funds
              P.O. Box 588
              Portland, ME 04112

BY INTERNET:  www.mfgam.com.au

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund III, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Advisors' Inner Circle Fund III's Investment Company Act registration number is 811-22920.

                                                                 MFG-PS-001-0200